BASIS OF PRESENTATION (Details)	3 Months Ended
	Dec. 31, 2025 USD ($) subsidiary $ / shares	Sep. 29, 2025
BASIS OF PRESENTATION
Number of wholly owned subsidiaries | subsidiary	1
Assets	$ 0
Liabilities	$ 0
Common stock, par value | $ / shares	$ 0.0001
Beacon Topco, Inc | Barinthus Bio shareholders
BASIS OF PRESENTATION
Ownership interest (in percent)		34.00%
Beacon Topco, Inc | Clywedog stockholders
BASIS OF PRESENTATION
Ownership interest (in percent)		66.00%